Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 21.8%

Communication Services - 1.9%
Interactive Media & Services - 1.9%
Alphabet, Inc. - Class A	6,213	$2,099,994
Meta Platforms, Inc. - Class A	3,508	2,513,482
Tencent Holdings Ltd. - ADR (China)	13,764	1,051,432
Total Communication Services		5,664,908
Consumer Discretionary - 2.5%
Broadline Retail - 1.4%
Amazon.com, Inc.*	12,847	3,074,287
MercadoLibre, Inc. (Brazil)*	514	1,103,964
		4,178,251
Household Durables - 0.3%
Persimmon plc - ADR (United Kingdom)	23,433	900,765
Specialty Retail - 0.4%
The TJX Companies, Inc.	7,225	1,082,377
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA - ADR (France)	4,509	1,082,566
Total Consumer Discretionary		7,243,959
Financials - 3.8%
Banks - 0.5%
NU Holdings Ltd. - Class A (Brazil)*	90,758	1,610,955
Capital Markets - 1.7%
BlackRock, Inc.	1,096	1,226,358
Deutsche Boerse AG - ADR (Germany)	17,734	447,783
Intercontinental Exchange, Inc.	3,224	560,267
Moody’s Corp.	2,234	1,151,761
Nasdaq, Inc.	5,985	579,887
S&P Global, Inc.	1,719	907,271
		4,873,327
Financial Services - 1.4%
Mastercard, Inc. - Class A	4,122	2,220,893
Visa, Inc. - Class A	5,740	1,847,304
		4,068,197
Insurance - 0.2%
First American Financial Corp.	8,835	558,195
Total Financials		11,110,674
Health Care - 3.1%
Biotechnology - 0.6%
Vertex Pharmaceuticals, Inc.*	3,955	1,858,455
Health Care Equipment & Supplies - 0.4%
The Cooper Companies, Inc.*	13,188	1,073,239
Health Care Providers & Services - 0.8%
Elevance Health, Inc.	4,344	1,501,895
UnitedHealth Group, Inc.	2,422	694,944
		2,196,839
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 1.3%
AstraZeneca plc - ADR (United Kingdom)	13,286	$1,232,542
GSK plc - ADR	11,025	568,890
Roche Holding AG - ADR	37,135	2,107,411
		3,908,843
Total Health Care		9,037,376
Industrials - 2.1%
Aerospace & Defense - 0.6%
BAE Systems plc - ADR (United Kingdom)	9,525	1,035,177
HEICO Corp. - Class A	2,167	551,697
		1,586,874
Air Freight & Logistics - 0.8%
Deutsche Post AG - ADR (Germany)	9,780	547,778
United Parcel Service, Inc. - Class B	17,962	1,907,923
		2,455,701
Commercial Services & Supplies - 0.2%
Rollins, Inc.	10,103	639,924
Professional Services - 0.3%
TransUnion	11,533	911,338
Trading Companies & Distributors - 0.2%
MonotaRO Co. Ltd. - ADR (Japan)	38,113	513,382
Total Industrials		6,107,219
Information Technology - 5.8%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	4,086	588,711
Halma plc - ADR (United Kingdom)	5,725	562,653
		1,151,364
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	2,866	923,769
ASML Holding N.V. (Netherlands)	668	950,564
Lam Research Corp.	4,171	973,761
NVIDIA Corp.	18,575	3,550,240
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	6,684	2,209,463
		8,607,797
Software - 2.4%
Atlassian Corp. - Class A *	3,305	390,585
Bentley Systems, Inc. - Class B	21,511	755,466
Cadence Design Systems, Inc.*	3,598	1,066,303
Microsoft Corp.	6,925	2,979,758
ServiceNow, Inc.*	6,760	790,988
Workday, Inc. - Class A*	5,566	977,557
		6,960,657
Total Information Technology		16,719,818

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials - 1.6%
Chemicals - 1.2%
Air Liquide S.A. - ADR (France)	28,832	$1,078,029
Albemarle Corp.	7,419	1,265,904
The Sherwin-Williams Co.	1,616	573,098
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	7,312	561,854
		3,478,885
Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd. (Canada)	15,378	1,051,240
Total Materials		4,530,125
Real Estate - 0.8%
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	6,908	1,176,640
Specialized REITs - 0.4%
Weyerhaeuser Co.	39,716	1,023,878
Total Real Estate		2,200,518
Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	23,294	625,677

TOTAL COMMON STOCKS
(Identified Cost $52,456,556)		63,240,274

CORPORATE BONDS - 19.4%

Non-Convertible Corporate Bonds - 19.4%
Communication Services - 0.5%
Entertainment - 0.4%
The Walt Disney Co., 6.65%, 11/15/2037	920,000	1,046,020
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	398,714
Total Communication Services		1,444,734
Consumer Discretionary - 1.2%
Diversified Consumer Services - 0.8%
Cornell Univ., 4.169%, 6/15/2030	2,220,000	2,226,253
Household Durables - 0.4%
DR Horton, Inc., 4.85%, 10/15/2030	1,160,000	1,186,738
Total Consumer Discretionary		3,412,991
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	1,270,000	1,113,253
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,810,000	1,984,914
Energy Transfer LP
6.50%, 2/1/2042	1,890,000	1,998,006
6.30%, 1/15/2056	1,100,000	1,099,006
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $346,094)[3]	345,000	$25,268
Total Energy		6,220,447
Financials - 8.6%
Banks - 5.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,050,000	1,879,675
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,870,000	1,853,093
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[4]	1,100,000	1,105,195
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,420,000	1,324,725
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,180,000	2,196,279
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[4]	1,640,000	1,639,492
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,800,000	1,837,612
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,970,000	1,874,427
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,890,000	1,912,629
		15,623,127
Capital Markets - 1.0%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	496,343
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	330,000	332,961
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,080,000	2,187,894
		3,017,198
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	2,250,000	2,414,777
Diversified Financial Services - 0.4%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	1,100,000	1,105,005

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.5%
Apollo Global Management, Inc., 5.15%, 8/12/2035	1,110,000	$1,104,977
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	242,214
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	218,181
		1,565,372
Insurance - 0.5%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,220,000	1,291,916
Total Financials		25,017,395
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[2]	1,160,000	1,130,664

Industrials - 0.8%
Construction Materials - 0.4%
Eagle Materials, Inc., 5.00%, 3/15/2036	1,110,000	1,087,429
Passenger Airlines - 0.0%##
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	45,071	45,121
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,280,000	1,241,664
Total Industrials		2,374,214
Information Technology - 0.4%
Software - 0.4%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	1,100,000	1,107,406
Materials - 1.1%
Metals & Mining - 1.1%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,625,000	1,631,579
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,585,813	1,583,015
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[3,6]	880,000	9
Total Materials		3,214,603
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 2.1%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	$456,034
Retail REITs - 0.1%
Simon Property Group LP, 2.65%, 2/1/2032	210,000	189,299
Specialized REITs - 1.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[3]	470,000	470,055
Safehold GL Holdings LLC
2.85%, 1/15/2032	880,000	794,869
6.10%, 4/1/2034	1,221,000	1,298,593
SBA Tower Trust
6.599%, 1/15/2028[2]	1,810,000	1,850,774
4.831%, 10/15/2029[2]	990,000	994,235
		5,408,526
Total Real Estate		6,053,859
Utilities - 2.1%
Electric Utilities - 1.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,230,000	1,309,124
Duke Energy Florida LLC, 6.40%, 6/15/2038	2,100,000	2,333,950
		3,643,074
Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,290,000	2,421,591
Total Utilities		6,064,665

TOTAL CORPORATE BONDS
(Identified Cost $55,587,955)		56,040,978

U.S. TREASURY SECURITIES - 30.3%

U.S. Treasury Notes - 30.3%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.159%), 3.792%, 7/31/2027[7]	4,444,000	4,449,486
U.S. Treasury Inflation Indexed Note, 1.625%, 4/15/2030	7,001,143	7,109,169
U.S. Treasury Note
3.125%, 11/15/2028	8,840,000	8,730,881
1.75%, 11/15/2029	9,380,000	8,748,316
0.875%, 11/15/2030	14,236,000	12,434,256
1.375%, 11/15/2031	13,393,000	11,642,493
4.125%, 11/15/2032	11,597,000	11,673,105
4.50%, 11/15/2033	11,261,000	11,560,120
4.25%, 11/15/2034	11,508,000	11,560,146
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $87,488,342)		87,907,972

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 7.3%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	$1,567,755
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	839,594	853,822
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	1,700,222
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	850,000	883,858
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	483,736	450,658
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,602,767
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,496,025
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.747%, 11/25/2074[2,7]	1,460,610	1,465,604
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,188,571	1,172,372
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	940,000	930,953
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	1,044,312	1,056,624
Nelnet Student Loan Trust, Series 2006- 2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 4.729%, 1/26/2037[2,7]	1,274,128	1,260,309
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	219,599	223,215
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,283,439	1,263,387
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,862,361	1,879,190
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	108,241	108,029
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	886,591	908,224
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	372,731	376,701
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,063,602	2,030,569
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $22,077,970)		21,230,284

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.566%, 11/15/2057[8]	570,000	591,903
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	34,155	32,721
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	243,556	$221,383
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	140,745	125,610
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,402,509	1,262,258
Series 2018-31, Class KP, 3.50%, 7/25/2047	12,274	12,179
Series 2021-69, Class WJ, 1.50%, 10/25/2050	944,603	827,022
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,048,047	1,055,037
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,515,650	1,352,589
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.724%, 12/25/2051[2,7]	1,252,911	1,172,669
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	961,970	874,152
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	979,121	885,830
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	1,522,057	1,367,327
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,052,312	920,915
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]	1,871,199	1,740,863
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	54,627	53,982
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]	24,121	22,011
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]	54,657	49,613
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	220,962	214,029
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	204,272	200,209
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	298,979	289,444
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	954,390	903,039
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,845,818	1,612,838
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	832,481	838,219
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.673%, 7/25/2029 (Acquired 07/24/2023, cost $170,848)[3,7]	170,848	170,833

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		508,484	$473,642
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,220,409	1,068,455
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		2,131,462	1,787,456
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]		113,263	99,459
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		920,954	841,432
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		135,293	123,608
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		177,875	162,813
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		51,652	47,126
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,7]		1,036,548	519,234
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		1,030,042	988,112
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.787%, 10/25/2048[2,7]		217,780	218,165
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		86,122	80,919

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,770,874)			23,207,096

FOREIGN GOVERNMENT BONDS - 0.5%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,375,000	1,396,323
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	50,661

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,443,618)			1,446,984

MUNICIPAL BONDS - 1.2%

South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026
(Identified Cost $3,460,000)		3,460,000	3,403,239
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES - 8.1%

Mortgage-Backed Securities - 8.1%
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	167,226	$168,851
Pool #MA1903, UMBS, 4.50%, 5/1/2034	147,179	148,617
Pool #886904, UMBS, 6.50%, 9/1/2036	23,894	25,511
Pool #933521, UMBS, 5.00%, 1/1/2038	4,965	5,066
Pool #889260, UMBS, 5.00%, 4/1/2038	4,846	4,945
Pool #889576, UMBS, 6.00%, 4/1/2038	117,054	124,512
Pool #975840, UMBS, 5.00%, 5/1/2038	16,479	16,824
Pool #995196, UMBS, 6.00%, 7/1/2038	142,108	150,482
Pool #986458, UMBS, 6.00%, 8/1/2038	2,011	2,139
Pool #987831, UMBS, 6.00%, 9/1/2038	7,700	8,191
Pool #990897, UMBS, 6.00%, 9/1/2038	11,474	12,204
Pool #AD0220, UMBS, 6.00%, 10/1/2038	20,134	21,321
Pool #257497, UMBS, 6.00%, 12/1/2038	5,230	5,563
Pool #971022, UMBS, 5.00%, 1/1/2039	9,492	9,692
Pool #AA1810, UMBS, 5.00%, 1/1/2039	28,113	28,704
Pool #983686, UMBS, 5.00%, 2/1/2039	11,917	12,168
Pool #AE0604, UMBS, 6.00%, 7/1/2039	132,781	140,605
Pool #AA6788, UMBS, 6.00%, 8/1/2039	99,589	106,135
Pool #AC0463, UMBS, 5.00%, 11/1/2039	10,984	11,207
Pool #AC5111, UMBS, 5.00%, 11/1/2039	19,197	19,587
Pool #MA0258, UMBS, 4.50%, 12/1/2039	221,543	221,934
Pool #MA0259, UMBS, 5.00%, 12/1/2039	13,669	13,946
Pool #AC8573, UMBS, 5.00%, 1/1/2040	17,029	17,375
Pool #AL1595, UMBS, 6.00%, 1/1/2040	133,661	142,176
Pool #AE0061, UMBS, 6.00%, 2/1/2040	56,330	59,920
Pool #AL0152, UMBS, 6.00%, 6/1/2040	234,454	249,391
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,877,803	1,708,590

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AI5172, UMBS, 4.00%, 8/1/2041	124,205	$122,471
Pool #AL1410, UMBS, 4.50%, 12/1/2041	261,030	260,823
Pool #AB4300, UMBS, 3.50%, 1/1/2042	59,514	57,020
Pool #MA4633, UMBS, 3.50%, 6/1/2042	967,047	921,223
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,295,600	2,251,164
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,248,600	1,266,415
Pool #FS4616, UMBS, 5.00%, 5/1/2043	2,804,477	2,843,896
Pool #AL7729, UMBS, 4.00%, 6/1/2043	134,847	132,965
Pool #BC8677, UMBS, 4.00%, 5/1/2046	64,309	62,308
Pool #BD6997, UMBS, 4.00%, 10/1/2046	91,818	88,967
Pool #BE3812, UMBS, 4.00%, 12/1/2046	89,575	86,795
Pool #BE7845, UMBS, 4.50%, 2/1/2047	118,112	117,802
Pool #AL8674, UMBS, 5.622%, 1/1/2049	381,983	398,909
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,849,957	1,680,988
Pool #MA4807, UMBS, 5.50%, 11/1/2052	754,850	770,022
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	23,855	24,112
Pool #C91762, 4.50%, 5/1/2034	209,691	211,986
Pool #G03926, 6.00%, 2/1/2038	95,408	101,589
Pool #G05906, 6.00%, 4/1/2040	13,909	14,810
Pool #G06789, 6.00%, 5/1/2040	76,859	81,839
Pool #A92889, 4.50%, 7/1/2040	365,708	368,105
Pool #RB5167, UMBS, 3.50%, 7/1/2042	998,646	952,193
Pool #RB5188, UMBS, 4.00%, 10/1/2042	1,975,578	1,940,787
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,605,448	2,333,887
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,930,005	2,991,129
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	21,979	22,605
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $23,730,721)		23,540,466
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 3.3%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[10]
(Identified Cost $9,473,694)	9,473,694	$9,473,694

TOTAL INVESTMENTS - 99.9%
(Identified Cost $281,489,730)		289,490,987
OTHER ASSETS, LESS LIABILITIES - 0.1%		288,547
NET ASSETS - 100%		$289,779,534

Investment Portfolio - January 31, 2026

(unaudited)

ADR - American Depositary Receipt

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2026 was $55,465,557, which represented 19.1% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2026 was $884,346, or 0.3% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2026.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2026.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2026.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2026.

10Rate shown is the current yield as of January 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,664,908	$5,664,908	$—	$—
Consumer Discretionary	7,243,959	7,243,959	—	—
Financials	11,110,674	11,110,674	—	—
Health Care	9,037,376	9,037,376	—	—
Industrials	6,107,219	6,107,219	—	—
Information Technology	16,719,818	16,719,818	—	—
Materials	4,530,125	4,530,125	—	—
Real Estate	2,200,518	2,200,518	—	—
Utilities	625,677	625,677	—	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$111,448,438	$—	$111,448,438	$—
States and political subdivisions (municipals)	3,403,239	—	3,403,239	—
Corporate debt:
Communication Services	1,444,734	—	1,444,734	—
Consumer Discretionary	3,412,991	—	3,412,991	—
Energy	6,220,447	—	6,220,447	—
Financials	25,017,395	—	25,017,395	—
Health Care	1,130,664	—	1,130,664	—
Industrials	2,374,214	—	2,374,214	—
Information Technology	1,107,406	—	1,107,406	—
Materials	3,214,603	—	3,214,603	—
Real Estate	6,053,859	—	6,053,859	—
Utilities	6,064,665	—	6,064,665	—
Asset-backed securities	21,230,284	—	21,230,284	—
Commercial mortgage-backed securities	23,207,096	—	23,207,096	—
Foreign government bonds	1,446,984	—	1,446,984	—
Short-Term Investment	9,473,694	9,473,694	—	—
Total assets	$289,490,987	$72,713,968	$216,777,019	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.